Elizabeth L. Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

November 4, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        Penn Mutual Variable Annuity Account III: (File Nos. 333-177543 and 811-03457)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Annuity Account III and The Penn Mutual Life Insurance Company, we hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 13 to the Registration Statement for Penn Mutual Variable Annuity Account III (File Nos. 333-177543 and 811-03457), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-21-308141 on October 26, 2021.

Please do not hesitate to contact me at 212.309.6353 should you have any questions.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

cc: Gina Hanson

Christopher D. Menconi

Morgan, Lewis & Bockius LLP 101 Park Avenue New York, NY 10178-0060 United States	+1.212.309.6000 +1.212.309.6001